SCHEDULE OF PREPAYMENT DEPOSIT AND OTHER RECEIVABLE (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Defined Benefit Plan Disclosure [Line Items]
Prepayments, deposits and other receivables, net	$ 741,710	$ 221,693
Prepayments, deposits and other receivables	741,995	221,693
Less: allowance for expected credit loss	(285)
Third Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Prepayments – related parties	627,595	122,657
Utilities deposits paid	2,793	3,201
Rental deposit paid – current	638	90,369
Moulding deposit paid		4,094
Other receivables		1,372
Less: allowance for expected credit loss	(13)
Prepayments, deposits and other receivables, net	631,013	221,693
Nonrelated Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Sub-total – related parties	631,026	221,693
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Prepayments – related parties	95,663
Rental deposit paid – current	13,393	84,641
Sub-total – related parties	110,969	15,424
Less: allowance for expected credit loss	(272)
Prepayments, deposits and other receivables, net	110,697
Rental deposit paid – current- related parties	15,306	15,424
Total – related parties, net	$ 110,697	$ 15,424